NOTE 9 – SEGMENT INFORMATION (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Segment Reporting [Abstract]
Segment

	For the Fiscal Years Ended December 31,
	2025	2024

Revenue from external customers	$7,720,757	$14,235

Reconciliation of revenue:
Less: Cost of goods sold	5,818,498	3,421
Segment gross profit	$1,902,259	$10,814

Less:
Salaries and payroll	351,457	63,000
Other segment items(1)	1,315,053	351,400
Segment net profit (loss)	$235,749	$(403,586)

Reconciliation of loss:
Other expense, net	(150,041)	(5,854)
Net profit (loss) before income taxes	$85,708	$(409,440)

	For the Six Months Ended June 30,
	2026	2025

Revenue from external customers	$4,852,716	$—

Reconciliation of revenue:
Less: Cost of goods sold	3,779,636	—
Segment gross profit	$1,073,080	$—

Less:
Salaries and payroll	292,680	64,998
Other segment items(1)	1,430,131	114,940
Segment net loss	$(649,731)	$(179,938)

Reconciliation of loss:
Other expense, net(2)	(791,845)	(8,314)
Net loss before income taxes	$(1,441,576)	$(188,252)